COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2018
COMMITMENTS AND CONTINGENCIES
Schedule lease payments
Leases	Period	Annual Lease amount
Office Lease A	June 2013 to June 2016	RMB 342,000 ($52,372)
Office Lease B	June 2016 to July 2017	RMB 416,275 ($61,104)
Office Lease C	December 2013 to December 2014	RMB 109,200 (17,742)
Office Lease D	February 2017 to February 2018	RMB 54,000 ($7,926)
Office Lease E	January 2017 to January 2018	RMB 54,000 ($7,926)
Office Lease F	January 2017 to June 2017	RMB 48,000 ($7,046)
Office Lease G	December 2016 to December 2017	RMB 48,000 ($7,046)